UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22746
American Funds Inflation Linked Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class A
| BFIAX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class A shares gained 5.62% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class A (with sales charge) *	2.99%	(0.11) %	2.39%
American Funds Inflation Linked Bond Fund — Class A (without sales charge) *	5.62%	0.40%	2.65%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class C
| BFICX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%
Management's discussion of fund performance
The fund’s Class C shares gained 4.76% for the year ended November 30, 2025.
That
result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class C (with sales charge) *	3.76%	(0.32) %	2.07%
American Funds Inflation Linked Bond Fund — Class C (without sales charge) *	4.76%	(0.32) %	2.07%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors canno
t invest
directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts
and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these in strum
ents.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class T
| TILBX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class T shares gained 5.90% for the year ended November 30, 2025. That result compares with a 5.74%
gain
for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class T (with sales charge) 2	3.27%	0.18%	2.49%
American Funds Inflation Linked Bond Fund — Class T (without sales charge) 2	5.90%	0.70%	2.79%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.92%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/o
r expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in
certain
types of future delivery contracts and swa
ps
remained high,
an
d accordingly, the fund enhanced its disclosure regarding its use of these instrume nts.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-1
| BFIFX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.59% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class F-1 *	5.59%	0.38%	2.65%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most share
h
older documents will be mailed to shareholders with multiple accounts at the sa me
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
o
r contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-2
| BFIGX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.79% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class F-2 *	5.79%	0.66%	2.93%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-3
| FILBX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.99% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class F-3 2	5.99%	0.78%	2.88%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.98%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-A
| CNLAX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.67%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.67% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge) *	3.03%	(0.09) %	2.41%
American Funds Inflation Linked Bond Fund — Class 529-A (without sales charge) *	5.67%	0.41%	2.67%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-C
| CNLCX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.44%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.68% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge) *	3.68%	(0.38) %	2.28%
American Funds Inflation Linked Bond Fund — Class 529-C (without sales charge) *	4.68%	(0.38) %	2.28%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-E
| CNLEX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.90%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.32% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-E *	5.32%	0.18%	2.43%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-T
| TLIBX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.73% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge) 2	3.11%	0.10%	2.42%
American Funds Inflation Linked Bond Fund — Class 529-T (without sales charge) 2	5.73%	0.62%	2.72%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	1.92%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	2.92%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-1
| CNLFX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.80% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed
to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class 529-F-1 *	5.80%	0.57%	2.84%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of
net
assets
)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high,
and
accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-2
| FIBLX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.90% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-2 2	5.90%	0.67%	0.97%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	(0.11) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	1.64%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional info
rma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-3
| FLIBX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.33%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.87% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was
additive to returns.
Conversely, sector allocation
decisions
detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Inflation Linked Bond Fund — Class 529-F-3 2	5.87%	0.71%	1.00%
Bloomberg U.S. Aggregate Index 3	5.70%	(0.31) %	(0.11) %
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3	5.74%	1.44%	1.64%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
During the reporting period, the
fund’s
investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-1
| RILAX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 136	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.93% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest
rate
positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions
detracted
from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-1 *	4.93%	(0.32) %	1.90%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Enhanced Prospectus Disclosure
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Operating Expense Ratio Change
The total annual operating expense ratio for Class R-1 shares decreased from 1.41% to 1.33% during the reporting period. This decrease was primarily due to a reduction in distribution services (12b-1) fees.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2
| RILBX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 139	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.86% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-2 *	4.86%	(0.30) %	1.93%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2E
| RILGX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.09%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.11% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-2E *	5.11%	(0.04) %	2.24%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-3
| RILCX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.94%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.29% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-3 *	5.29%	0.12%	2.37%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-4
| RILDX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.64%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.59% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-4 *	5.59%	0.41%	2.68%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5E
| RILHX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.85% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-5E *	5.85%	0.62%	2.89%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5
| RILEX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.91% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-5 *	5.91%	0.72%	2.98%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-060-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-6
| RILFX
for the year ended November 30, 2025
This annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.98% for the year ended November 30, 2025. That result compares with a 5.74% gain for the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns. Corporate bond yields declined over the period but remained above their 10-year average. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and shifting Federal Reserve (Fed) policy expectations. The Fed made three consecutive rate cuts to address persistent inflation and signs of labor market weakness. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the fiscal year below its initial level.
Within the fund, interest rate positioning collectively added to relative results. An overweight to duration for most of the period contributed to returns. The portfolio was also positioned for a steepening yield curve, with an overweight to the front end of the curve and an underweight to the long end of the curve, which was additive to returns.
Conversely, sector allocation decisions detracted from relative results, including exposure initiated via swaps as well as an underweight to TIPS. Likewise, an underweight to corporate credit, implemented primarily via index-level credit default swaps (CDX), detracted from results. Security selection within U.S. TIPS also weighed on results relative to the index.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Inflation Linked Bond Fund — Class R-6 *	5.98%	0.78%	3.03%
Bloomberg U.S. Aggregate Index †	5.70%	(0.31) %	1.99%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index †	5.74%	1.44%	3.04%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,104
Total number of portfolio holdings	294
Total advisory fees paid (in millions)	$ 35
Portfolio turnover rate	12%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since
December 1, 2024
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by February 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
During the reporting period, the fund’s investments in certain types of future delivery contracts and swaps remained high, and accordingly, the fund enhanced its disclosure regarding its use of these instruments.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-060-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2025	56,000	None	7,000	None
November 30, 2024	52,000	None	6,000	None
Adviser and Affiliates2
November 30, 2025	Not Applicable	None	None	None
November 30, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2025	7,000
November 30, 2024	50,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Inflation Linked Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2025
Lit. No. MFGEFP4-060-0126 © 2026 Capital Group. All rights reserved.

Investment portfolio November 30, 2025

Bonds, notes & other debt instruments 96.21%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 87.13%
U.S. Treasury inflation-protected securities 87.06%
U.S. Treasury Inflation-Protected Security 2.00% 1/15/2026 (a)(b)	USD111,378	$111,326
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (b)	214,463	213,190
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (b)	258,788	257,454
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	342,472	339,678
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (b)	402,806	398,373
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)(b)	245,112	247,891
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	676,530	664,854
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	109,989	108,855
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	636,225	642,739
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (b)	631,202	621,515
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (b)	94,565	95,585
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	84,826	87,790
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (b)	87,977	86,974
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (b)	3,025	3,141
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (b)	367,500	377,323
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (b)	279,581	270,560
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	311,709	316,559
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (b)	621,753	592,733
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (b)	853,763	811,005
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)(b)	1,381,099	1,296,826
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	242,348	226,379
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	292,616	269,744
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (a)(b)	368,871	349,580
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (b)	196,252	190,352
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (b)	678,305	681,828
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	196,654	199,667
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (b)	102,911	105,926
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (b)	321,907	324,753
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (b)	67,618	68,061
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	64,512	64,301
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	71,865	57,081
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	192,255	146,171
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (b)	90,718	77,560
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (b)	154,468	115,415
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (b)	132,743	102,563
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (b)	215,131	159,136
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	343,084	257,227
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	60,144	44,447
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	284,440	168,701
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)(b)	497,734	277,314
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (b)	392,236	314,274
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)(b)	529,052	488,546
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	46,315	45,205
		12,278,602

U.S. Treasury 0.07%
U.S. Treasury 4.125% 7/31/2028	1,732	1,760
U.S. Treasury 2.00% 8/15/2051	1	— (c)
U.S. Treasury 3.625% 5/15/2053	3,278	2,732
U.S. Treasury 4.25% 8/15/2054 (a)	5,000	4,658
		9,150
Total U.S. Treasury bonds & notes		12,287,752
Corporate bonds, notes & loans 4.47%
Communication services 1.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN272,680	15,560
Charter Communications Operating, LLC 4.80% 3/1/2050	USD5,178	3,982
Charter Communications Operating, LLC 3.70% 4/1/2051	2,538	1,635
Charter Communications Operating, LLC 3.90% 6/1/2052	6,206	4,078
Charter Communications Operating, LLC 5.25% 4/1/2053	232	188

1	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Charter Communications Operating, LLC 6.70% 12/1/2055	USD29,763	$29,030
SBA Tower Trust 1.631% 11/15/2026 (d)	22,469	21,904
Verizon Communications, Inc. 5.25% 4/2/2035	50,000	51,287
Verizon Communications, Inc. 5.75% 11/30/2045	4,113	4,151
Verizon Communications, Inc. 5.875% 11/30/2055	10,173	10,276
Verizon Communications, Inc. 6.00% 11/30/2065	4,630	4,686
		146,777

Health care 0.95%
Amgen, Inc. 4.875% 3/1/2053	10,600	9,542
Amgen, Inc. 5.65% 3/2/2053	43,200	43,436
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	28,309
CVS Health Corp. 6.20% 9/15/2055	25,000	25,924
UnitedHealth Group, Inc. 5.95% 6/15/2055	25,000	26,218
Viatris, Inc. 4.00% 6/22/2050	1,616	1,084
		134,513

Financials 0.61%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	7,549	6,773
Kookmin Bank 5.375% 5/8/2027 (d)	16,990	17,335
Korea Exchange Bank 5.375% 4/23/2027 (d)	7,590	7,739
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	17,710	18,323
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	6,237	6,245
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (e)	30,000	30,109
		86,524

Consumer discretionary 0.57%
Ford Motor Credit Co., LLC 6.054% 11/5/2031	28,099	28,785
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	36,440
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (d)	14,490	14,846
		80,071

Industrials 0.55%
Boeing Co. (The) 5.805% 5/1/2050	27,825	27,735
Boeing Co. (The) 6.858% 5/1/2054	18,032	20,565
Boeing Co. (The) 5.93% 5/1/2060	5,028	4,998
Boeing Co. (The) 7.008% 5/1/2064	11,615	13,315
LG Energy Solution, Ltd. 5.50% 7/2/2034 (d)	11,000	11,256
		77,869

Utilities 0.43%
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	10,424	10,611
Edison International 6.25% 3/15/2030	4,600	4,811
Pacific Gas and Electric Co. 6.10% 10/15/2055	12,500	12,591
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,616
Southern California Edison Co. 3.65% 2/1/2050	6,500	4,614
Southern California Edison Co. 3.45% 2/1/2052	200	136
Southern California Edison Co. 5.90% 3/1/2055	6,875	6,794
Southern California Edison Co. 6.20% 9/15/2055	17,875	18,364
		60,537

Energy 0.25%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
Qatar Energy 2.25% 7/12/2031 (d)	USD17,300	15,630
Qatar Energy 3.125% 7/12/2041 (d)	13,495	10,482
Qatar Energy 3.30% 7/12/2051 (d)	12,200	8,714
		34,828

American Funds Inflation Linked Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 0.07%
LYB International Finance III, LLC 5.875% 1/15/2036	USD9,868	$9,907
Total corporate bonds, notes & loans		631,026
Bonds & notes of governments & government agencies outside the U.S. 2.07%
Japan 1.19%
Japan, Series 24, 0.10% 3/10/2029 (b)	JPY117,955	768
Japan, Series 87, 2.80% 6/20/2055	28,858,000	167,091
		167,859

Mexico 0.21%
United Mexican States, Series M, 5.75% 3/5/2026	MXN179,344	9,750
United Mexican States, Series M, 8.00% 11/7/2047	418,544	20,129
		29,879

Supra National 0.18%
European Union 3.75% 10/12/2045	EUR22,120	25,574

Spain 0.16%
Spain (Kingdom of) 1.25% 10/31/2030	20,861	22,792

Hungary 0.16%
Hungary (Republic of) 2.125% 9/22/2031 (d)	USD13,860	11,937
Hungary (Republic of) 3.125% 9/21/2051 (d)	17,300	10,838
		22,775

United Kingdom 0.08%
United Kingdom 0.125% 8/10/2041 (b)	GBP11,659	11,658

Malaysia 0.08%
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (d)	USD5,490	5,357
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	5,775	5,147
		10,504

Colombia 0.01%
Colombia (Republic of) 5.00% 6/15/2045	600	449
Total bonds & notes of governments & government agencies outside the U.S.		291,490
Asset-backed obligations 1.52%
Other asset-backed securities 0.92%
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	31,717	31,902
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	18,602	18,961
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	4,629	3,979
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	736	621
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	3,314	2,723
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	17,603	17,542
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	13,167	12,591
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(f)	1,806	1,745
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	11,089	10,631
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	3,935	3,346
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	5,845	5,705
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (f)	5,677	5,784
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	4,765	4,554
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(f)	3,671	3,510

3	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	USD1,940	$1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	3,480	3,344
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	859	864
		129,634

Auto loan 0.49%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	1,881	1,915
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,486
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,909
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (d)(f)	9,442	9,619
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	8,811	8,617
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	5,925	5,795
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	826	808
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(f)	5,368	5,376
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(f)	9,949	9,965
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(f)	5,280	5,288
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (d)(f)	6,998	7,076
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(f)	2,509	2,515
		69,369

Student loan 0.11%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,995
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,651	3,351
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	4,345	4,105
		15,451

Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (d)(f)(g)	418	419
Total asset-backed obligations		214,873
Mortgage-backed obligations 0.61%
Collateralized mortgage-backed obligations (privately originated) 0.44%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (d)(e)(f)	2,092	2,041
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(f)	12,862	12,507
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.172% 5/25/2045 (d)(f)(g)	1,486	1,491
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (d)(f)(g)	28,511	29,488
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	4,713	4,748
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	11,996	11,023
		61,298

Commercial mortgage-backed securities 0.17%
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(f)(g)	16,143	16,949
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.472% 5/25/2055 (d)(f)(g)	3,605	3,608
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.351% 5/15/2039 (d)(f)(g)	3,539	3,543
		24,100
Total mortgage-backed obligations		85,398
Municipals 0.41%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,588

Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	14,073

American Funds Inflation Linked Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD23,500	$21,402

Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,400	14,403
Total municipals		57,466
Total bonds, notes & other debt instruments (cost: $14,650,915,000)		13,568,005
Short-term securities 3.56%	Shares
Money market investments 3.56%
Capital Group Central Cash Fund 3.94% (h)(i)	5,024,910	502,441
Total short-term securities (cost: $502,458,000)		502,441
Options purchased (equity style) 0.00%
Options purchased (equity style)*		243
Total options purchased (equity style) (cost: $3,609,000)		243
Total investment securities 99.77% (cost: $15,156,982,000)		14,070,689
Other assets less liabilities 0.23%		32,824
Net assets 100.00%		$14,103,513
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 11/30/2025 (000)
Put
3 Month SOFR Futures Option	38,880	12/12/2025	USD95.69	USD9,720,000	$243
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
30 Day Federal Funds Futures	Short	320	2/2/2026	USD(128,470)	$(60)
3 Month SOFR Futures	Long	825	6/17/2026	198,928	391
3 Month SOFR Futures	Short	3,920	9/16/2026	(947,611)	(1,697)
3 Month CORRA Futures	Long	6,673	3/17/2027	1,166,874	744
2 Year Euro-Schatz Futures	Long	2,272	12/10/2025	281,935	(389)
2 Year U.S. Treasury Note Futures	Long	35,015	4/6/2026	7,313,211	753
5 Year Euro-Bobl Futures	Long	1,089	12/10/2025	148,999	(7)
5 Year U.S. Treasury Note Futures	Short	1,384	4/6/2026	(151,916)	56
10 Year Euro-Bund Futures	Short	1,766	12/10/2025	(264,018)	699
10 Year Italy Government Bond Futures	Short	2,088	12/10/2025	(293,968)	(6,873)
10 Year Japanese Government Bond Futures	Short	573	12/22/2025	(495,898)	5,096
10 Year U.S. Treasury Note Futures	Long	5,752	3/31/2026	651,953	600
10 Year Ultra U.S. Treasury Note Futures	Short	8,225	3/31/2026	(955,771)	(5,657)
20 Year U.S. Treasury Bond Futures	Long	2,828	3/31/2026	332,113	884

5	American Funds Inflation Linked Bond Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2025 (000)
30 Year Euro-Buxl Futures	Short	880	12/10/2025	USD(116,167)	$(909)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,991	3/31/2026	(361,724)	(1,914)
					$(8,283)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	10,715	GBP	8,151	HSBC Bank	12/16/2025	$(82)
USD	22,819	EUR	19,574	JPMorgan Chase	12/17/2025	88
USD	58,638	MXN	1,087,826	Goldman Sachs	12/17/2025	(677)
USD	181,844	JPY	28,387,087	Goldman Sachs	12/18/2025	(379)
						$(1,050)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR311,900	$(125)	$—	$(125)
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	311,900	(125)	—	(125)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD100,572	24	—	24
4.184%	Annual	SOFR	Annual	1/10/2026	100,572	22	—	22
4.2045%	Annual	SOFR	Annual	1/10/2026	26,456	6	—	6
4.27%	Annual	SOFR	Annual	2/16/2026	244,879	182	—	182
4.265%	Annual	SOFR	Annual	2/16/2026	121,528	89	—	89
4.3035%	Annual	SOFR	Annual	2/17/2026	72,950	59	—	59
4.2675%	Annual	SOFR	Annual	2/17/2026	70,420	52	—	52
4.2515%	Annual	SOFR	Annual	2/17/2026	72,241	51	—	51
4.3005%	Annual	SOFR	Annual	2/17/2026	50,589	41	—	41
4.288%	Annual	SOFR	Annual	2/17/2026	51,392	40	—	40
4.56%	Annual	SOFR	Annual	3/1/2026	713,000	1,171	—	1,171
4.568%	Annual	SOFR	Annual	3/1/2026	700,600	1,164	—	1,164
U.S. Urban CPI	At maturity	2.98975%	At maturity	3/6/2026	1,391,906	(1,637)	—	(1,637)
U.S. Urban CPI	At maturity	2.965%	At maturity	3/7/2026	463,969	(475)	—	(475)
U.S. Urban CPI	At maturity	2.9425%	At maturity	3/7/2026	1,855,874	(1,486)	—	(1,486)
U.S. Urban CPI	At maturity	2.90%	At maturity	3/10/2026	463,969	(305)	—	(305)
U.S. Urban CPI	At maturity	2.92562%	At maturity	3/11/2026	871,331	(875)	—	(875)
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/14/2026	229,298	(434)	—	(434)
U.S. Urban CPI	At maturity	2.9875%	At maturity	3/17/2026	917,190	(1,991)	—	(1,991)
U.S. Urban CPI	At maturity	2.93%	At maturity	3/21/2026	732,835	(1,444)	—	(1,444)
4.28066%	Annual	SOFR	Annual	3/31/2026	594,500	813	—	813
4.9005%	Annual	SOFR	Annual	4/17/2026	374,000	1,481	—	1,481
4.659%	Annual	SOFR	Annual	5/17/2026	1,024,100	4,028	—	4,028
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	138	(7)	145
3.535%	Annual	SOFR	Annual	1/23/2027	USD483,000	350	—	350
3.5405%	Annual	SOFR	Annual	1/23/2027	315,500	248	—	248
3.53%	Annual	SOFR	Annual	1/23/2027	269,300	180	—	180
SOFR	Annual	4.186%	Annual	2/18/2027	978,000	(8,547)	—	(8,547)

American Funds Inflation Linked Bond Fund	6

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.7645%	Annual	SOFR	Annual	2/20/2027	USD620,900	$2,354	$—	$2,354
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	1,165	—	1,165
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	272	—	272
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR488,900	(1,373)	—	(1,373)
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	USD1,000	8	—	8
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(12)	—	(12)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	754	—	754
2.321%	Semi-annual	CORRA	Semi-annual	11/17/2027	CAD521,000	213	—	213
3.45%	Annual	SOFR	Annual	2/1/2028	USD192,300	678	—	678
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	200	—	200
3.6475%	Annual	SOFR	Annual	2/27/2028	1,288,700	11,115	—	11,115
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	869	—	869
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	865	—	865
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	351	—	351
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	261	—	261
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	(201)	—	(201)
SOFR	Annual	3.528%	Annual	1/29/2030	102,100	(1,001)	—	(1,001)
SOFR	Annual	3.529%	Annual	1/29/2030	124,900	(1,230)	—	(1,230)
SOFR	Annual	3.5485%	Annual	1/29/2030	135,700	(1,439)	—	(1,439)
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(2,258)	—	(2,258)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(283)	—	(283)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(26)	—	(26)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	186	—	186
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	157	—	157
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	161	—	161
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(431)	—	(431)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(2)	—	(2)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(73)	—	(73)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(277)	—	(277)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(197)	—	(197)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR20,320	84	—	84
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	20,320	81	—	81
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	20,320	74	—	74
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK251,400	(43)	—	(43)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	502,800	(96)	—	(96)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	502,700	77	—	77
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR20,560	62	—	62
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK251,400	52	—	52
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	EUR20,560	52	—	52
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	20,560	46	—	46
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK502,700	112	—	112
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR20,490	46	—	46
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	20,490	40	—	40
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	7	—	7
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK841,100	553	—	553
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR68,540	(499)	—	(499)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP54,650	499	—	499
3.788%	Annual	SONIA	Annual	9/18/2030	55,490	516	—	516
3.822%	Annual	SONIA	Annual	9/19/2030	37,550	423	—	423
3.804%	Annual	SONIA	Annual	9/19/2030	37,550	384	—	384
SONIA	Annual	3.5975%	Annual	10/22/2030	92,200	178	—	178
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	13,979	—	13,979
SOFR	Annual	3.055%	Annual	4/6/2031	54,100	722	—	722
SOFR	Annual	3.326%	Annual	9/19/2032	337,988	1,757	—	1,757
SOFR	Annual	3.4225%	Annual	9/22/2032	523,888	(340)	—	(340)
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	(803)	—	(803)
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	(1,157)	—	(1,157)
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	1,012	—	1,012
SOFR	Annual	4.061%	Annual	8/24/2033	140,000	(5,621)	—	(5,621)

7	American Funds Inflation Linked Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.9519%	Annual	8/25/2033	USD140,000	$(4,583)	$—	$(4,583)
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	5,628	—	5,628
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	2,146	—	2,146
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(4,728)	—	(4,728)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(4,718)	—	(4,718)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	15,775	—	15,775
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,250	—	7,250
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,512	—	6,512
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	13,423	—	13,423
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(3,481)	—	(3,481)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	32,712	—	32,712
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	32,404	—	32,404
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	35,036	—	35,036
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(13,963)	—	(13,963)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(14,139)	—	(14,139)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(16,778)	—	(16,778)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	5,699	—	5,699
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	5,664	—	5,664
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	3,537	—	3,537
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	3,305	—	3,305
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	3,151	—	3,151
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	3,109	—	3,109
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	3,144	—	3,144
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	3,691	—	3,691
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	6,562	—	6,562
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	3,193	—	3,193
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	3,091	—	3,091
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	3,499	—	3,499
SOFR	Annual	3.6765%	Annual	2/20/2054	56,085	2,819	—	2,819
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	2,663	—	2,663
SOFR	Annual	3.7205%	Annual	2/21/2054	45,015	1,924	—	1,924
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	6,783	—	6,783
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	6,563	—	6,563
						$172,591	$(7)	$172,598
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD2,289,093	$(51,491)	$(51,000)	$(491)
Investments in affiliates (i)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.56%
Money market investments 3.56%
Capital Group Central Cash Fund 3.94% (h)	$312,633	$2,526,530	$2,336,639	$(81)	$(2)	$502,441	$17,603

American Funds Inflation Linked Bond Fund	8

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $211,753,000, which represented 1.50% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $415,282,000, which represented
2.94% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Rate represents the seven-day yield at 11/30/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

9	American Funds Inflation Linked Bond Fund

Financial statements
Statement of assets and liabilities at November 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,654,524)	$13,568,248
Affiliated issuers (cost: $502,458)	502,441	$14,070,689
Cash		52
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Unrealized appreciation on open forward currency contracts		88
Receivables for:
Sales of fund’s shares	5,194
Dividends and interest	46,379
Variation margin on futures contracts	5,285
Variation margin on centrally cleared swap contracts	17,742	74,600
		14,145,432
Liabilities:
Unrealized depreciation on open forward currency contracts		1,138
Payables for:
Purchases of investments	17,054
Repurchases of fund’s shares	2,341
Investment advisory services	2,923
Services provided by related parties	596
Trustees’ deferred compensation	180
Variation margin on futures contracts	6,127
Variation margin on centrally cleared swap contracts	11,468
Other	92	40,781
Net assets at November 30, 2025		$14,103,513
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,883,163
Total distributable earnings (accumulated loss)		(779,650)
Net assets at November 30, 2025		$14,103,513

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,435,610 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$846,044	86,717	$9.76
Class C	19,765	2,050	9.64
Class T	10	1	9.77
Class F-1	36,018	3,682	9.78
Class F-2	307,054	31,265	9.82
Class F-3	269,059	27,469	9.80
Class 529-A	39,384	4,038	9.75
Class 529-C	934	96	9.72
Class 529-E	1,739	180	9.69
Class 529-T	13	1	9.76
Class 529-F-1	13	1	9.79
Class 529-F-2	8,827	905	9.75
Class 529-F-3	10	1	9.75
Class R-1	4,393	459	9.58
Class R-2	10,958	1,152	9.51
Class R-2E	2,154	222	9.71
Class R-3	25,432	2,638	9.64
Class R-4	34,858	3,578	9.74
Class R-5E	26,154	2,678	9.77
Class R-5	4,948	504	9.82
Class R-6	12,465,746	1,267,973	9.83

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	10

Financial statements (continued)
Statement of operations for the year ended November 30, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$525,999
Dividends from affiliated issuers	17,603	$543,602
Fees and expenses*:
Investment advisory services	34,565
Distribution services	3,021
Transfer agent services	1,652
Administrative services	4,115
529 plan services	27
Reports to shareholders	57
Registration statement and prospectus	411
Trustees’ compensation	78
Auditing and legal	90
Custodian	141
Other	30	44,187
Net investment income		499,415
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(26,433)
Affiliated issuers	(81)
Options written	5,809
Futures contracts	98,707
Forward currency contracts	(1,370)
Swap contracts	(14,623)
Currency transactions	729	62,738
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	152,011
Affiliated issuers	(2)
Options written	(1,193)
Futures contracts	11,801
Forward currency contracts	(668)
Swap contracts	62,329
Currency translations	(36)	224,242
Net realized gain (loss) and unrealized appreciation (depreciation)		286,980
Net increase (decrease) in net assets resulting from operations		$786,395
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2025	2024

Operations:
Net investment income	$499,415	$396,692
Net realized gain (loss)	62,738	(294,082)
Net unrealized appreciation (depreciation)	224,242	680,039
Net increase (decrease) in net assets resulting from operations	786,395	782,649
Distributions paid to shareholders	(296,255)	(159,201)
Net capital share transactions	64,679	(248,912)
Total increase (decrease) in net assets	554,819	374,536
Net assets:
Beginning of year	13,548,694	13,174,158
End of year	$14,103,513	$13,548,694
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	12

Notes to financial statements
1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation-linked securities.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	American Funds Inflation Linked Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Inflation Linked Bond Fund	14

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,287,752	$—	$12,287,752
Corporate bonds, notes & loans	—	631,026	—	631,026
Bonds & notes of governments & government agencies outside the U.S.	—	291,490	—	291,490
Asset-backed obligations	—	214,873	—	214,873
Mortgage-backed obligations	—	85,398	—	85,398
Municipals	—	57,466	—	57,466
Short-term securities	502,441	—	—	502,441
Options purchased on futures (equity style)	243	—	—	243
Total	$502,684	$13,568,005	$—	$14,070,689

15	American Funds Inflation Linked Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,223	$—	$—	$9,223
Unrealized appreciation on open forward currency contracts	—	88	—	88
Unrealized appreciation on centrally cleared interest rate swaps	—	269,794	—	269,794
Liabilities:
Unrealized depreciation on futures contracts	(17,506)	—	—	(17,506)
Unrealized depreciation on open forward currency contracts	—	(1,138)	—	(1,138)
Unrealized depreciation on centrally cleared interest rate swaps	—	(97,196)	—	(97,196)
Unrealized depreciation on centrally cleared credit default swaps	—	(491)	—	(491)
Total	$(8,283)	$171,057	$—	$162,774
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Inflation Linked Bond Fund	16

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

17	American Funds Inflation Linked Bond Fund

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, the fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Inflation Linked Bond Fund	18

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $10,335,929,000.

19	American Funds Inflation Linked Bond Fund

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $15,763,314,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $284,581,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

American Funds Inflation Linked Bond Fund	20

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $22,723,815,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $2,977,059,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, November 30, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$243	Investment securities	$—
Futures	Interest	Unrealized appreciation*	9,223	Unrealized depreciation*	17,506
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	88	Unrealized depreciation on open forward currency contracts	1,138
Swap (centrally cleared)	Interest	Unrealized appreciation*	269,794	Unrealized depreciation*	97,196
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	491
			$279,348		$116,331

Refer to the end of the table(s) for footnote(s).

21	American Funds Inflation Linked Bond Fund

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(12,461)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	5,809	Net unrealized appreciation (depreciation) on options written	(1,193)
Futures	Interest	Net realized gain (loss) on futures contracts	98,707	Net unrealized appreciation (depreciation) on futures contracts	11,801
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,370)	Net unrealized appreciation (depreciation) on forward currency contracts	(668)
Swap	Interest	Net realized gain (loss) on swap contracts	9,838	Net unrealized appreciation (depreciation) on swap contracts	57,640
Swap	Credit	Net realized gain (loss) on swap contracts	(24,461)	Net unrealized appreciation (depreciation) on swap contracts	4,689
			$76,062		$72,269
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of November 30, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
JPMorgan Chase	$ 88	$ —	$ (88)	$ —	$ —
Total	$ 88	$ —	$ (88)	$ —	$ —
Liabilities:
Goldman Sachs	$ 1,056	$ —	$ (498)	$ —	$ 558
HSBC Bank	82	—	—	—	82
Total	$1,138	$ —	$ (498)	$ —	$640
*
Collateral is shown on a settlement basis.

American Funds Inflation Linked Bond Fund	22

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended November 30, 2025, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of November 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$473,845
Capital loss carryforward*	(340,446)
Gross unrealized appreciation on investments	369,082
Gross unrealized depreciation on investments	(1,282,073)
Net unrealized appreciation (depreciation) on investments	(912,991)
Cost of investments	15,197,461
*
Reflects the utilization of capital loss carryforward of $72,286,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

23	American Funds Inflation Linked Bond Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended November 30,
Share class	2025	2024
Class A	$16,556	$10,471
Class C	219	—
Class T	— †	— †
Class F-1	573	403
Class F-2	6,525	7,882
Class F-3	6,502	6,043
Class 529-A	723	407
Class 529-C	9	—
Class 529-E	28	12
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	179	106
Class 529-F-3	— †	— †
Class R-1	47	2
Class R-2	187	62
Class R-2E	29	9
Class R-3	376	125
Class R-4	604	406
Class R-5E	508	268
Class R-5	132	96
Class R-6	263,058	132,909
Total	$296,255	$159,201
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended November 30, 2025, the investment advisory services fees were $34,565,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

American Funds Inflation Linked Bond Fund	24

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2025, the 529 plan services fees were $27,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended November 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,263	$1,012	$265	Not applicable
Class C	217	25	7	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	76	41	9	Not applicable
Class F-2	Not applicable	337	92	Not applicable
Class F-3	Not applicable	1	83	Not applicable
Class 529-A	90	42	12	$21
Class 529-C	10	1	— *	— *
Class 529-E	8	1	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	5	3	5
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	38	5	1	Not applicable
Class R-2	88	38	4	Not applicable
Class R-2E	17	6	1	Not applicable
Class R-3	130	39	8	Not applicable
Class R-4	84	33	10	Not applicable
Class R-5E	Not applicable	38	7	Not applicable
Class R-5	Not applicable	3	2	Not applicable
Class R-6	Not applicable	25	3,611	Not applicable

Total class-specific expenses	$3,021	$1,652	$4,115	$27
*
Amount less than one thousand.

25	American Funds Inflation Linked Bond Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $78,000 in the fund’s statement of operations reflects $52,000 in current fees (either paid in cash or deferred) and a net increase of $26,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended November 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds Inflation Linked Bond Fund	26

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$124,298	13,110	$16,418	1,802	$(274,867)	(29,100)	$(134,151)	(14,188)
Class C	2,407	254	218	24	(10,911)	(1,172)	(8,286)	(894)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,560	1,086	569	63	(9,844)	(1,041)	1,285	108
Class F-2	92,487	9,709	6,121	669	(125,491)	(13,239)	(26,883)	(2,861)
Class F-3	45,490	4,796	6,211	682	(86,650)	(9,151)	(34,949)	(3,673)
Class 529-A	8,322	881	723	79	(11,322)	(1,198)	(2,277)	(238)
Class 529-C	280	30	9	1	(532)	(57)	(243)	(26)
Class 529-E	459	48	27	3	(659)	(69)	(173)	(18)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,460	260	179	20	(2,402)	(254)	237	26
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,231	133	47	5	(924)	(99)	354	39
Class R-2	4,717	511	187	21	(9,990)	(1,093)	(5,086)	(561)
Class R-2E	3,362	363	29	3	(3,507)	(369)	(116)	(3)
Class R-3	13,203	1,421	376	42	(12,132)	(1,296)	1,447	167
Class R-4	11,039	1,167	604	67	(10,734)	(1,138)	909	96
Class R-5E	8,493	893	508	56	(7,998)	(844)	1,003	105
Class R-5	2,237	237	132	14	(3,726)	(389)	(1,357)	(138)
Class R-6	1,261,997	132,944	263,057	28,749	(1,252,089)	(131,607)	272,965	30,086
Total net increase (decrease)	$1,593,042	167,843	$295,415	32,300	$(1,823,778)	(192,116)	$64,679	8,027

Year ended November 30, 2024
Class A	$50,656	5,514	$10,402	1,142	$(534,972)	(58,400)	$(473,914)	(51,744)
Class C	1,309	144	—	—	(23,120)	(2,554)	(21,811)	(2,410)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,277	139	400	44	(27,079)	(2,953)	(25,402)	(2,770)
Class F-2	97,842	10,627	7,705	842	(517,893)	(56,698)	(412,346)	(45,229)
Class F-3	89,385	9,747	5,774	633	(305,963)	(33,528)	(210,804)	(23,148)
Class 529-A	5,285	572	407	45	(18,742)	(2,042)	(13,050)	(1,425)
Class 529-C	245	27	—	—	(983)	(107)	(738)	(80)
Class 529-E	349	38	12	1	(965)	(106)	(604)	(67)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,789	195	105	12	(3,017)	(329)	(1,123)	(122)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,657	184	2	— †	(2,054)	(226)	(395)	(42)
Class R-2	3,772	420	61	7	(6,332)	(706)	(2,499)	(279)
Class R-2E	581	63	9	1	(1,238)	(135)	(648)	(71)
Class R-3	7,202	788	125	14	(7,849)	(862)	(522)	(60)
Class R-4	7,420	811	406	44	(23,074)	(2,522)	(15,248)	(1,667)
Class R-5E	8,549	936	267	29	(9,839)	(1,073)	(1,023)	(108)
Class R-5	1,791	194	96	11	(4,042)	(439)	(2,155)	(234)
Class R-6	1,750,674	190,363	132,912	14,510	(950,216)	(103,401)	933,370	101,472
Total net increase (decrease)	$2,029,783	220,762	$158,683	17,335	$(2,437,378)	(266,081)	$(248,912)	(27,984)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $956,360,000 and $843,111,000, respectively, during the year ended November 30, 2025.

27	American Funds Inflation Linked Bond Fund

11. Ownership concentration

At November 30, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 18%, 23% and 19%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Inflation Linked Bond Fund	28

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2025	$9.42	$.31	$.20	$.51	$(.17 )	$—	$(.17 )	$9.76	5.62%	$846	.66%	.66%	3.30%
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.71	950.69		.69	2.47
11/30/2023	9.72	.31	(.49 )	(.18 )	(.56 )	—	(.56 )	8.98	(1.92)	1,371.69		.69	3.42
11/30/2022	11.29	.65	(1.85)	(1.20)	(.37 )	—	(.37 )	9.72	(11.00)	2,103.67		.67	6.33
11/30/2021	11.19	.40	.11	.51	(.22 )	(.19 )	(.41 )	11.29	4.68	2,175.68		.68	3.60
Class C:
11/30/2025	9.29	.23	.20	.43	(.08 )	—	(.08 )	9.64	4.76	20	1.41	1.41	2.50
11/30/2024	8.85	.15	.29	.44	—	—	—	9.29	4.97	27	1.40	1.40	1.70
11/30/2023	9.57	.24	(.48 )	(.24 )	(.48 )	—	(.48 )	8.85	(2.63)	47	1.39	1.39	2.69
11/30/2022	11.15	.58	(1.83)	(1.25)	(.33 )	—	(.33 )	9.57	(11.56)	83	1.37	1.37	5.67
11/30/2021	11.08	.34	.08	.42	(.16 )	(.19 )	(.35 )	11.15	3.92	99	1.37	1.37	3.09
Class T:
11/30/2025	9.44	.34	.19	.53	(.20 )	—	(.20 )	9.77	5.90 [5]	— [6]	.40 [5]	.40 [5]	3.57 [5]
11/30/2024	9.02	.27	.26	.53	(.11 )	—	(.11 )	9.44	5.95 [5]	— [6]	.39 [5]	.39 [5]	2.89 [5]
11/30/2023	9.76	.35	(.49 )	(.14 )	(.60 )	—	(.60 )	9.02	(1.53)[5]	— [6]	.32 [5]	.32 [5]	3.85 [5]
11/30/2022	11.32	.68	(1.86)	(1.18)	(.38 )	—	(.38 )	9.76	(10.74)[5]	— [6]	.36 [5]	.36 [5]	6.53 [5]
11/30/2021	11.21	.41	.13	.54	(.24 )	(.19 )	(.43 )	11.32	4.97 [5]	— [6]	.40 [5]	.40 [5]	3.76 [5]
Class F-1:
11/30/2025	9.44	.31	.20	.51	(.17 )	—	(.17 )	9.78	5.59	36.67		.67	3.28
11/30/2024	8.99	.22	.29	.51	(.06 )	—	(.06 )	9.44	5.63	34.67		.67	2.44
11/30/2023	9.72	.31	(.49 )	(.18 )	(.55 )	—	(.55 )	8.99	(1.84)	57.67		.67	3.38
11/30/2022	11.28	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.72	(10.96)	120.68		.68	6.23
11/30/2021	11.21	.40	.09	.49	(.23 )	(.19 )	(.42 )	11.28	4.54	262.67		.67	3.67
Class F-2:
11/30/2025	9.48	.34	.20	.54	(.20 )	—	(.20 )	9.82	5.79	307.40		.40	3.56
11/30/2024	9.05	.24	.29	.53	(.10 )	—	(.10 )	9.48	6.04	324.40		.40	2.60
11/30/2023	9.79	.34	(.49 )	(.15 )	(.59 )	—	(.59 )	9.05	(1.60)	718.40		.40	3.70
11/30/2022	11.36	.69	(1.87)	(1.18)	(.39 )	—	(.39 )	9.79	(10.76)	1,252.40		.40	6.61
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.90	1,666.40		.40	3.96
Class F-3:
11/30/2025	9.46	.35	.20	.55	(.21 )	—	(.21 )	9.80	5.99	269.29		.29	3.66
11/30/2024	9.03	.26	.28	.54	(.11 )	—	(.11 )	9.46	6.19	295.29		.29	2.83
11/30/2023	9.78	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.03	(1.56)	490.29		.29	3.79
11/30/2022	11.34	.70	(1.87)	(1.17)	(.39 )	—	(.39 )	9.78	(10.62)	868.30		.29	6.72
11/30/2021	11.24	.46	.08	.54	(.25 )	(.19 )	(.44 )	11.34	4.98	1,000.31		.31	4.13
Class 529-A:
11/30/2025	9.42	.31	.19	.50	(.17 )	—	(.17 )	9.75	5.67	39.67		.67	3.30
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.63	40.68		.68	2.54
11/30/2023	9.73	.32	(.50 )	(.18 )	(.57 )	—	(.57 )	8.98	(1.86)	51.67		.67	3.47
11/30/2022	11.29	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.73	(10.93)	77.65		.65	6.31
11/30/2021	11.19	.40	.10	.50	(.21 )	(.19 )	(.40 )	11.29	4.63	73.67		.67	3.60
Refer to the end of the table(s) for footnote(s).

29	American Funds Inflation Linked Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2025	$9.36	$.24	$.19	$.43	$(.07 )	$—	$(.07 )	$9.72	4.68%	$1	1.44%	1.44%	2.51%
11/30/2024	8.93	.17	.26	.43	—	—	—	9.36	4.93	1	1.44	1.44	1.82
11/30/2023	9.66	.24	(.49 )	(.25 )	(.48 )	—	(.48 )	8.93	(2.60)	2	1.44	1.44	2.67
11/30/2022	11.23	.57	(1.84)	(1.27)	(.30 )	—	(.30 )	9.66	(11.68)	3	1.42	1.42	5.61
11/30/2021	11.08	.32	.11	.43	(.09 )	(.19 )	(.28 )	11.23	3.84	3	1.41	1.41	2.87
Class 529-E:
11/30/2025	9.35	.29	.20	.49	(.15 )	—	(.15 )	9.69	5.32	2.90		.90	3.06
11/30/2024	8.91	.21	.28	.49	(.05 )	—	(.05 )	9.35	5.59	2.89		.89	2.33
11/30/2023	9.66	.29	(.50 )	(.21 )	(.54 )	—	(.54 )	8.91	(2.12)	2.89		.89	3.25
11/30/2022	11.21	.62	(1.83)	(1.21)	(.34 )	—	(.34 )	9.66	(11.23)	4.88		.88	6.02
11/30/2021	11.13	.36	.12	.48	(.21 )	(.19 )	(.40 )	11.21	4.41	3.89		.89	3.32
Class 529-T:
11/30/2025	9.43	.33	.20	.53	(.20 )	—	(.20 )	9.76	5.73 [5]	— [6]	.45 [5]	.45 [5]	3.52 [5]
11/30/2024	9.01	.26	.26	.52	(.10 )	—	(.10 )	9.43	5.98 [5]	— [6]	.45 [5]	.45 [5]	2.82 [5]
11/30/2023	9.76	.34	(.50 )	(.16 )	(.59 )	—	(.59 )	9.01	(1.59)[5]	— [6]	.41 [5]	.41 [5]	3.75 [5]
11/30/2022	11.31	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.76	(10.79)[5]	— [6]	.42 [5]	.42 [5]	6.48 [5]
11/30/2021	11.21	.41	.11	.52	(.23 )	(.19 )	(.42 )	11.31	4.83 [5]	— [6]	.45 [5]	.45 [5]	3.72 [5]
Class 529-F-1:
11/30/2025	9.46	.33	.19	.52	(.19 )	—	(.19 )	9.79	5.80 [5]	— [6]	.48 [5]	.48 [5]	3.50 [5]
11/30/2024	9.03	.26	.27	.53	(.10 )	—	(.10 )	9.46	5.89 [5]	— [6]	.48 [5]	.48 [5]	2.79 [5]
11/30/2023	9.78	.34	(.51 )	(.17 )	(.58 )	—	(.58 )	9.03	(1.78)[5]	— [6]	.48 [5]	.48 [5]	3.68 [5]
11/30/2022	11.34	.66	(1.84)	(1.18)	(.38 )	—	(.38 )	9.78	(10.78)[5]	— [6]	.49 [5]	.49 [5]	6.41 [5]
11/30/2021	11.24	.41	.12	.53	(.24 )	(.19 )	(.43 )	11.34	4.81 [5]	— [6]	.47 [5]	.47 [5]	3.71 [5]
Class 529-F-2:
11/30/2025	9.43	.34	.18	.52	(.20 )	—	(.20 )	9.75	5.90	9.40		.40	3.59
11/30/2024	9.00	.26	.28	.54	(.11 )	—	(.11 )	9.43	6.01	8.40		.40	2.83
11/30/2023	9.75	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.00	(1.66)	9.38		.38	3.79
11/30/2022	11.30	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.75	(10.67)	11.39		.39	6.52
11/30/2021	11.20	.42	.11	.53	(.24 )	(.19 )	(.43 )	11.30	4.86	9.42		.42	3.85
Class 529-F-3:
11/30/2025	9.42	.35	.19	.54	(.21 )	—	(.21 )	9.75	5.87	— [6]	.33	.33	3.65
11/30/2024	8.99	.27	.27	.54	(.11 )	—	(.11 )	9.42	6.16	— [6]	.34	.34	2.94
11/30/2023	9.74	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	8.99	(1.65)	— [6]	.36	.36	3.81
11/30/2022	11.29	.67	(1.83)	(1.16)	(.39 )	—	(.39 )	9.74	(10.66)	— [6]	.36	.36	6.53
11/30/2021	11.20	.42	.11	.53	(.25 )	(.19 )	(.44 )	11.29	4.91	— [6]	.41	.37	3.80
Class R-1:
11/30/2025	9.26	.25	.18	.43	(.11 )	—	(.11 )	9.58	4.93	4	1.33	1.33	2.67
11/30/2024	8.83	.17	.27	.44	(.01 )	—	(.01 )	9.26	4.93	4	1.41	1.41	1.83
11/30/2023	9.57	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.83	(2.54)	4	1.40	1.40	2.77
11/30/2022	11.10	.57	(1.82)	(1.25)	(.28 )	—	(.28 )	9.57	(11.66)	5	1.41	1.41	5.62
11/30/2021	11.11	.30	.11	.41	(.23 )	(.19 )	(.42 )	11.10	3.81	4	1.46	1.46	2.76
Refer to the end of the table(s) for footnote(s).

American Funds Inflation Linked Bond Fund	30

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2025	$9.19	$.21	$.22	$.43	$(.11 )	$—	$(.11 )	$9.51	4.86%	$11	1.36%	1.36%	2.32%
11/30/2024	8.78	.17	.27	.44	(.03 )	—	(.03 )	9.19	5.03	16	1.36	1.36	1.86
11/30/2023	9.52	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.78	(2.64)	18	1.35	1.35	2.85
11/30/2022	11.06	.57	(1.82)	(1.25)	(.29 )	—	(.29 )	9.52	(11.56)	13	1.36	1.35	5.64
11/30/2021	10.99	.31	.11	.42	(.16 )	(.19 )	(.35 )	11.06	3.89	13	1.36	1.36	2.83
Class R-2E:
11/30/2025	9.38	.32	.14	.46	(.13 )	—	(.13 )	9.71	5.11	2	1.09	1.09	3.36
11/30/2024	8.94	.19	.28	.47	(.03 )	—	(.03 )	9.38	5.28	2	1.10	1.10	2.11
11/30/2023	9.68	.28	(.50 )	(.22 )	(.52 )	—	(.52 )	8.94	(2.29)	3	1.10	1.10	3.12
11/30/2022	11.23	.61	(1.84)	(1.23)	(.32 )	—	(.32 )	9.68	(11.36)	3	1.11	1.11	5.96
11/30/2021	11.13	.37	.09	.46	(.17 )	(.19 )	(.36 )	11.23	4.11	2	1.11	1.11	3.38
Class R-3:
11/30/2025	9.32	.29	.18	.47	(.15 )	—	(.15 )	9.64	5.29	26.94		.94	3.10
11/30/2024	8.89	.21	.27	.48	(.05 )	—	(.05 )	9.32	5.41	23.94		.94	2.31
11/30/2023	9.62	.29	(.48 )	(.19 )	(.54 )	—	(.54 )	8.89	(2.10)	23.94		.94	3.20
11/30/2022	11.17	.62	(1.84)	(1.22)	(.33 )	—	(.33 )	9.62	(11.20)	28.94		.94	6.05
11/30/2021	11.10	.37	.09	.46	(.20 )	(.19 )	(.39 )	11.17	4.27	28.95		.95	3.35
Class R-4:
11/30/2025	9.41	.32	.18	.50	(.17 )	—	(.17 )	9.74	5.59	35.64		.64	3.33
11/30/2024	8.98	.23	.28	.51	(.08 )	—	(.08 )	9.41	5.72	33.64		.64	2.46
11/30/2023	9.72	.32	(.49 )	(.17 )	(.57 )	—	(.57 )	8.98	(1.87)	46.64		.64	3.50
11/30/2022	11.28	.65	(1.84)	(1.19)	(.37 )	—	(.37 )	9.72	(10.92)	56.65		.65	6.28
11/30/2021	11.19	.44	.06	.50	(.22 )	(.19 )	(.41 )	11.28	4.63	64.65		.64	4.03
Class R-5E:
11/30/2025	9.44	.34	.19	.53	(.20 )	—	(.20 )	9.77	5.85	26.44		.44	3.53
11/30/2024	9.00	.26	.28	.54	(.10 )	—	(.10 )	9.44	5.93	24.44		.44	2.82
11/30/2023	9.76	.34	(.51 )	(.17 )	(.59 )	—	(.59 )	9.00	(1.60)	24.45		.45	3.74
11/30/2022	11.31	.68	(1.85)	(1.17)	(.38 )	—	(.38 )	9.76	(10.76)	29.44		.44	6.63
11/30/2021	11.22	.45	.07	.52	(.24 )	(.19 )	(.43 )	11.31	4.77	17.45		.45	4.07
Class R-5:
11/30/2025	9.49	.35	.19	.54	(.21 )	—	(.21 )	9.82	5.91	5.34		.34	3.69
11/30/2024	9.05	.27	.28	.55	(.11 )	—	(.11 )	9.49	6.12	6.34		.34	2.97
11/30/2023	9.80	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.05	(1.63)	8.34		.34	3.81
11/30/2022	11.36	.69	(1.86)	(1.17)	(.39 )	—	(.39 )	9.80	(10.65)	10.35		.35	6.58
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.93	14.36		.36	3.96
Class R-6:
11/30/2025	9.50	.35	.19	.54	(.21 )	—	(.21 )	9.83	5.98	12,466.29		.29	3.68
11/30/2024	9.06	.28	.28	.56	(.12 )	—	(.12 )	9.50	6.07	11,760.29		.29	3.01
11/30/2023	9.82	.36	(.52 )	(.16 )	(.60 )	—	(.60 )	9.06	(1.45)	10,301.29		.29	3.89
11/30/2022	11.38	.67	(1.84)	(1.17)	(.39 )	—	(.39 )	9.82	(10.68)	9,173.30		.29	6.52
11/30/2021	11.27	.44	.11	.55	(.25 )	(.19 )	(.44 )	11.38	5.05	7,805.31		.31	3.99
Refer to the end of the table(s) for footnote(s).

31	American Funds Inflation Linked Bond Fund

Financial highlights (continued)

	Year ended November 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[7]	12%	23%	8%	42%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Inflation Linked Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Inflation Linked Bond Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
January 12, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

33	American Funds Inflation Linked Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2025:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$443,542,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds Inflation Linked Bond Fund	34

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,440,224,485
Total shares voting on November 25, 2025:
1,358,778,593 (94.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,337,964,169	98.5%	20,814,424	1.5%
Pramod Atluri	1,355,396,315	99.8%	3,382,278	0.2%
Francisco G. Cigarroa	1,355,279,833	99.7%	3,498,760	0.3%
Nariman Farvardin	1,355,185,930	99.7%	3,592,663	0.3%
Jennifer C. Feikin	1,355,246,078	99.7%	3,532,515	0.3%
Leslie Stone Heisz	1,355,331,737	99.7%	3,446,856	0.3%
Merit E. Janow	1,355,220,086	99.7%	3,558,507	0.3%
Martin E. Koehler	1,355,327,607	99.7%	3,450,986	0.3%
Benjamin R. Miller	1,355,321,392	99.7%	3,457,201	0.3%
Josette Sheeran	1,355,341,774	99.7%	3,436,819	0.3%
Margaret Spellings	1,355,346,421	99.7%	3,432,172	0.3%
Alexandra Trower	1,355,401,927	99.8%	3,376,666	0.2%
Paul S. Williams	1,355,275,469	99.7%	3,503,124	0.3%
Courtney K. Wolf	1,355,404,289	99.8%	3,374,304	0.2%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

35	American Funds Inflation Linked Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Inflation Linked Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 30, 2026